Leases	12 Months Ended
Dec. 31, 2025
SOLV Energy Holdings LLC [Member]
Lessee, Lease, Description [Line Items]
Leases
(9)	Leases
The Company is a lessee in
non-cancelable
leasing agreements for office buildings and vehicles. Substantially all the Company’s office building leases are operating leases, and its vehicle leases are finance leases.
The components of lease expenses for operating and finance leases consisted of the following:

	Year Ended December 31,
	2025	2024	2023
Operating leases:
Operating lease expense	$3,043	$2,552	$2,163
Short-term lease expense	64,894	53,645	66,673
Variable lease expense	—	—	—

Total operating lease expense	$67,937	$56,197	$68,836

Finance leases:
Depreciation on assets under finance lease	$9,626	$6,279	$4,007
Interest on finance lease liabilities	2,045	1,424	865

Total finance lease expense	$11,671	$7,703	$4,872

The majority of the Company’s short-term leases relate to equipment used on construction projects. These leases are entered into at periodic rental rates for an unspecified duration and typically have a termination for convenience provision.
Supplemental information on operating and finance leases is as follows:

	As of December 31,
	2025	2024
Current portion of operating lease liabilities	$2,112	$1,950
Long-term portion of operating lease liabilities	6,584	6,864

Total operating lease liabilities	$8,696	$8,814

Current portion of finance lease liabilities	$10,866	$7,609
Long-term portion of finance lease liabilities	29,975	21,150

Total finance lease liabilities	$40,841	$28,759

	As of December 31,
	2025	2024
Weighted average remaining lease term - operating	3.7	4.5
Weighted average remaining lease term - finance	3.9	3.9
Weighted average discount rate - operating	6.79%	7.23%
Weighted average discount rate - finance	5.81%	6.09%

Additional cash flow information
related
to leases is as follows:

	Year Ended December 31,
	2025	2024	2023
Operating cash outflows from operating leases	$1,827	$1,824	$2,040
Operating cash outflows from finance leases	2,012	1,394	859
Financing cash outflows from finance leases	9,324	4,299	3,701
Right-of-use assets obtained in exchange for operating lease liabilities	3,650	148	3,660
Right-of-use assets obtained in exchange for finance lease liabilities	21,897	16,181	13,240
Total remaining lease payments under both the Company’s operating and finance leases are as follows:

	Operating Leases	Finance Leases
Year Ending December 31:
2026	$2,956	$12,882
2027	2,818	12,149
2028	2,179	9,995
2029	1,398	7,389
2030	474	2,993
Thereafter	—	—

Total undiscounted minimum lease payments	9,825	45,408
Less: present value discount	(1,129)	(4,567)

Present value of lease liabilities	$8,696	$40,841